Earnings per share - Computations of ordinary shares outstanding, excluding nonvested restricted stock - (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	250,347,345	250,347,345
Treasury shares (in shares)	(4,498,988)	(4,951,897)
Ordinary shares outstanding (in shares)	245,848,357	245,395,448
Unvested restricted stock (in shares)	(5,032,769)	(5,822,811)	(5,254,512)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	240,815,588	239,572,637